UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549


Form 13F

Form 13F Cover Page


Report for the Quarter Ended September 30, 2010


Institutional Investment Manager Filing this Report:


NMS Services (Cayman) Inc.
c/o Campbell Corporate Services Ltd. P.O. Box 268
George Town, Grand Cayman
Cayman Islands


Form 13F File Number:  028-10269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Valar J. Mihan
Managing Director
212-449-5801


Signature, Place, and Date of Signing:


/s/ Valar j. Mihan
_____________________
/s/ Valar j. Mihan
New York, NY
November 12, 2010

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation